UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/06

Check here if Amendment |_|; Amendment Number: _____

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Haven Capital Management LLC
Address: 655 Third Avenue
         New York, NY  10017

13F File Number: 28-03715

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen Ely
Title: Managing Director
Phone: 212-953-2322

Signature, Place, and Date of Signing:


         /s/ Stephen Ely                   New York, NY          4/24/2006
-----------------------------------      ----------------   --------------------
            [Signature]                   [City, State]            [Date]


Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number           Name

     28-03715                       Haven Capital Management LLC

     [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  99

Form 13F Information Table Value Total:  $224 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.    Form 13F File Number          Name

       28-03715                      Haven Capital Management LLC

     [Repeat as necessary.]

FORM 13F
REPORTING MANAGER: HAVEN CAPITAL MANAGEMENT

                             TITLE OF                 VALUE     SHARES/   SH/  PUT/  INVSTMT   OTHER         VOTING AUTHORITY
    NAME OF ISSUER            CLASS         CUSIP    (x$1000)   PRN AMT   PRN  CALL  DSCRETN  MANAGERS    SOLE     SHARED     NONE
-----------------------      --------     ---------  --------  ---------  ---  ----  -------  --------  --------  --------  --------
AGILENT TECHNOLOGIES INC      COMMON      00846u101     3,095      82425   SH        SOLE                    0       0        82425
APPLE COMPUTER INC            COMMON       37833100       276       4400   SH        SOLE                    0       0         4400
ABBOTT LABS                   COMMON        2824100     3,436      80905   SH        SOLE                    0       0        80905
AUTO DATA PROCESSING          COMMON       53015103       347       7600   SH        SOLE                    0       0         7600
AMERICAN FUNDS EUROPACIFIC                298706409       205       4661   SH        SOLE                    0       0         4661
AFLAC INC                     COMMON        1055102       569      12600   SH        SOLE                    0       0        12600
AMERICAN INTL GROUP INC       COMMON        2687410     3,863      58447   SH        SOLE                    0       0        58447
ANDREW CORP                   COMMON       34425108     2,004     163200   SH        SOLE                    0       0       163200
ASIA PACIFIC FUND             COMMON       44901106       418      22722   SH        SOLE                    0       0        22722
AVERY DENNISON CORP           COMMON       53611109     1,465      25050   SH        SOLE                    0       0        25050
AMERICAN EXPRESS CO           COMMON       25816109       302       5750   SH        SOLE                    0       0         5750
BANK OF AMERICA               COMMON       60505104       460      10094   SH        SOLE                    0       0        10094
BECTON DICKINSON & CO         COMMON       75887109     3,556      57750   SH        SOLE                    0       0        57750
BELLSOUTH CORP                COMMON       79860102     1,738      50157   SH        SOLE                    0       0        50157
BP PLC ADR                    ADR          55622104       977      14168   SH        SOLE                    0       0        14168
BROOKLINE BANCORP             COMMON      11373m107     2,767     178625   SH        SOLE                    0       0       178625
ANHEUSER BUSCH COS INC        COMMON       35229103     2,113      49400   SH        SOLE                    0       0        49400
CATERPILLAR INC               COMMON      149123101       661       9200   SH        SOLE                    0       0         9200
COMCAST CORP                  COMMON       20030N20     2,160      82700   SH        SOLE                    0       0        82700
COSTCO WHOLESALE              COMMON      22160K105     1,867      34475   SH        SOLE                    0       0        34475
CROSS TIMBERS RTY TR          TR UNIT     22757R109       326       7000   SH        SOLE                    0       0         7000
COMPUTER SCIENCES CORP        COMMON      205363104     3,287      59175   SH        SOLE                    0       0        59175
CISCO SYS INC                 COMMON       17275R10     4,323     199498   SH        SOLE                    0       0       199498
CHEVRONTEXACO CORP            COMMON      166764100       522       9000   SH        SOLE                    0       0         9000
DIEBOLD INC                   COMMON      253651103     3,920      95365   SH        SOLE                    0       0        95365
DANAHER CORP DEL              COMMON      235851102       475       7474   SH        SOLE                    0       0         7474
DOLLAR TREE STORES            COMMON      256747106     4,175     150900   SH        SOLE                    0       0       150900
DOVER CORP                    COMMON      260003108     2,722      56050   SH        SOLE                    0       0        56050
AMDOCS                        ORD         G02602103     6,514     180650   SH        SOLE                    0       0       180650
DEVON ENERGY CORP NEW         COMMON      25179M103     4,342      70982   SH        SOLE                    0       0        70982
ENGELHARD CORP                COMMON      292845104     3,046      76900   SH        SOLE                    0       0        76900
E M C CORP MASS               COMMON      268648102     4,368     320470   SH        SOLE                    0       0       320470
EQUITY OFFICE PRODS           COMMON      294741103       531      15803   SH        SOLE                    0       0        15803
FEDEX CORP                    COMMON      31428X106     1,825      16160   SH        SOLE                    0       0        16160
FIRST FINL HLDGS INC          COMMON      320239106       222       7000   SH        SOLE                    0       0         7000
FLORIDA EAST COAST IND        COMMON      340632108     4,357      80840   SH        SOLE                    0       0        80840
FLOUR CORP NEW                COMMON      343412102     6,834      79650   SH        SOLE                    0       0        79650
GENERAL ELEC CO               COMMON      369604103     6,157     177025   SH        SOLE                    0       0       177025
GENZYME CORP                  COMMON      372917104       269       4000   SH        SOLE                    0       0         4000
GENERAL GROWTH PPTYS INC      COMMON      370021107     4,225      86455   SH        SOLE                    0       0        86455
GAP                           COMMON      364760108       187      10000   SH        SOLE                    0       0        10000
HOME DEPOT INC                COMMON       43707610     5,102     120605   SH        SOLE                    0       0       120605
HARTE-HANKS                   COMMON      416196103       232       8500   SH        SOLE                    0       0         8500
HARTFORD FINL SVCS GRP        COMMON      416515104     2,636      32730   SH        SOLE                    0       0        32730
HEWLETT PACKARD CO            COMMON      428236103     3,119      94800   SH        SOLE                    0       0        94800
INTL BUSINESS MACHINES        COMMON      459200101     2,524      30609   SH        SOLE                    0       0        30609
INTEL CORP                    COMMON      458140100       448      23035   SH        SOLE                    0       0        23035
INGERSOLL RAND CO             COMMON      G4776G101     2,938      70300   SH        SOLE                    0       0        70300
JOHNSON & JOHNSON             CLASS A     478160104     1,945      32850   SH        SOLE                    0       0        32850
J P MORGAN CHASE & CO         COMMON      46625H100     2,645      63530   SH        SOLE                    0       0        63530
KIMBERLY CLARK CORP           COMMON      494368103     2,195      37970   SH        SOLE                    0       0        37970
KINDER MORGAN ENERGY LP       COMMON      494550106       201       4175   SH        SOLE                    0       0         4175
KYOCERA CORP                  COMMON        6499260       265       3000   SH        SOLE                    0       0         3000
COCA COLA COMPANY             COMMON      191216100     3,768      89997   SH        SOLE                    0       0        89997
LEGGETT & PLATT INC           COMMON      524660107     3,426     140570   SH        SOLE                    0       0       140570
LABORATORY CORP AMER HLD      COMMON      50540r409     6,532     111698   SH        SOLE                    0       0       111698
LILLY ELI & CO                COMMON      532457108     1,386      25060   SH        SOLE                    0       0        25060
MASCO CORP                    COMMON      574599106     4,724     145400   SH        SOLE                    0       0       145400
MARSHALL ILSLEY               COMMON      571834100     1,914      43925   SH        SOLE                    0       0        43925
3M CO                         COMMON      88579Y101     2,350      31050   SH        SOLE                    0       0        31050
ALTRIA GROUP INC              COMMON       02209S10       446       6300   SH        SOLE                    0       0         6300
MERCK & CO INC                COMMON      589331107     2,127      60366   SH        SOLE                    0       0        60366
MICROSOFT CORP                COMMON       59491810     5,166     189855   SH        SOLE                    0       0       189855
MURPHY OIL CORP               COMMON      626717102     1,206      24200   SH        SOLE                    0       0        24200
MEADWESTVACO CORP             COMMON      583334107     2,957     108265   SH        SOLE                    0       0       108265
NOBLE ENERGY                  COMMON      655044105     2,341      53300   SH        SOLE                    0       0        53300
NABORS INDUSTRIES LTD         COMMON      G6359F103     2,360      32970   SH        SOLE                    0       0        32970
NATIONAL OILWELL VARCO INC    COMMON      637071101     1,529      23850   SH        SOLE                    0       0        23850
OPTIMARK TECHNOLOGIES         SER B
                              CV PART     683990204         2      15000   SH        SOLE                    0       0        15000
PEPSICO INC                   COMMON      713448108       980      16950   SH        SOLE                    0       0        16950
PFIZER INC                    COMMON      717081103     2,162      86774   SH        SOLE                    0       0        86774
PRINCIPAL FINL GROUP          COMMON      74251V102     3,098      63475   SH        SOLE                    0       0        63475
PROCTOR & GAMBLE CO           COMMON      742718109       328       5700   SH        SOLE                    0       0         5700
PROGRESSIVE CORP              COMMON      743315103       417       4000   SH        SOLE                    0       0         4000
PENTAIR INC                   COMMON      709631105     2,404      59000   SH        SOLE                    0       0        59000
PRAXAIR INC                   COMMON      74005p104     5,668     102770   SH        SOLE                    0       0       102770
ROYAL DUTCH PETE CO           NY REG
                              SHARES      780257804     1,438      23100   SH        SOLE                    0       0        23100
M S EASTERN EUROPE FUND       COMMON      616988101       463      10000   SH        SOLE                    0       0        10000
SCHERING PLOUGH               COMMON      806605101     1,920     101100   SH        SOLE                    0       0       101100
SAUER-DANFOSS INC             COMMON      804137107     3,399     148100   SH        SOLE                    0       0       148100
SONOCO PRODUCTS               COMMON      835495102     2,136      63063   SH        SOLE                    0       0        63063
SOVEREIGN BANCORP             COMMON      845905108     3,626     165485   SH        SOLE                    0       0       165485
ST PAUL COS INC               COMMON      792860108     1,872      44800   SH        SOLE                    0       0        44800
STATE STREET CORP             COMMON      857477103       721      11925   SH        SOLE                    0       0        11925
SYSCO CORP                    COMMON      871829107       545      17000   SH        SOLE                    0       0        17000
AT&T INC                      COMMON      00206R102     2,201      81400   SH        SOLE                    0       0        81400
HANOVER INSURANCE GROUP       COMMON      410867105     2,647      50494   SH        SOLE                    0       0        50494
TIME WARNER                   COMMON      887317105     1,684     100275   SH        SOLE                    0       0       100275
TEXAS INSTRS INC              COMMON      882508104     5,198     160080   SH        SOLE                    0       0       160080
UNITED PARCEL SERVICE IN      CL B        911312106     3,998      50370   SH        SOLE                    0       0        50370
U S BANCORP DEL               COMMON      902973304     3,315     108685   SH        SOLE                    0       0       108685
UNITED TECHNOLOGIES CORP      COMMONG     913017109     2,533      43700   SH        SOLE                    0       0        43700
V F CORP                      COMMON      918204108     1,844      32400   SH        SOLE                    0       0        32400
WEATHERFORD INTL              COMMON      G95089101     2,289      50040   SH        SOLE                    0       0        50040
WEINGARTEN RLTY INVS          SH BEN INT  948741103       448      11000   SH        SOLE                    0       0        11000
WILLIS GROUP HOLDING          COMMON      G96655108     1,607      46900   SH        SOLE                    0       0        46900
WATTS INDS INC                CL A        942749102     2,558      70400   SH        SOLE                    0       0        70400
WYETH                         CL A        G98255105       213       4400   SH        SOLE                    0       0         4400
EXXON MOBIL CORP              COMMON      30231G102       902      14821   SH        SOLE                    0       0        14821
   Report Totals                                      224,004  6,036,843                                                  6,036,843